FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets or liabilities between fair value measurement classifications	$ 0
Forward Foreign Exchange Contracts [Member] | Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward foreign exchange contracts, asset fair value disclosure	1,300	$ 0
Forward Foreign Exchange Contracts [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward foreign exchange contracts, asset fair value disclosure	100	0
Forward Foreign Exchange Contracts [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward foreign exchange contracts, liability fair value disclosure	2,200	3,200
Forward Foreign Exchange Contracts [Member] | Other Long Term Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward foreign exchange contracts, liability fair value disclosure	1,200	5,100
Interest Rate Swap [Member] | Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the interest rate swaps	$ 32,700	$ 75,900